Non-Controlling Interests	12 Months Ended
Dec. 31, 2022
Disclosure Of Noncontrolling Interests [Abstract]
Non-Controlling Interests
45. NON-CONTROLLING INTERESTS

	Initial interest rate	2022	2021
	%	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	—	235
		—	235
On 14 February 2022, the £300m Step-up Callable Perpetual Reserve Capital Instruments were called for value and redeemed at their principal amount.